TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Narrative) (Details)				7 Months Ended	12 Months Ended
	Aug. 01, 2019 CAD ($)	Aug. 01, 2019 USD ($)	Mar. 01, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Mar. 01, 2019 USD ($)	Oct. 18, 2017
Disclosure of detailed information about business combination [line items]
Proceeds from disposition					$ 258,001
Profit (loss), attributable to non-controlling interests					(3,170,031)	$ (18,314)	$ (280,127)
Non-controlling interest					(3,357,287)	$ 162,471
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			30.00%					30.00%	70.00%
Purchase price			$ 106,121					$ 80,000
Difference between acquisition of non-controlling interest and fair value of consideration paid			106,990
Non-controlling interest			869
Fair value of consideration paid			$ 106,121
Enervisa US LLC ("Enervisa") [Member]
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares sold	50.00%
Proceeds from disposition	$ 330,397	$ 250,000			$ 258,001
Profit (loss), attributable to non-controlling interests				$ 519,983
Non-controlling interest	$ 698,030